29. RELATED PARTIES (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Cash	R$ 2,439,072	R$ 2,289,787
Weighted average rate	3.01%	4.43%
lease payments	R$ 19,528	R$ 18,200
Management remuneration - non-statutory	R$ 20,319	R$ 30,375